Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow information
Restricted cash	¥ 3,440,289	¥ 3,996,238
Cash and cash equivalents	1,077,875	565,027	¥ 847,767	¥ 78,158
Financial assets at fair value through profit or loss	1,690,967	2,540,925
Lease liabilities (Note 26)	(189,689)	(209,320)
-due within one year	(101,889)	(82,452)
-due after one year	(87,800)	(126,868)
Borrowings-repayable within one year	(3,218,566)	(3,386,100)
Gross debt	2,800,876	3,506,770	¥ 89,175	¥ (297,288)
Cash and liquid investments	6,209,131	7,102,190
Gross debt-fixed interest rates	¥ (3,408,255)	¥ (3,595,420)